Investment properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment Properties
Schedule of Investment properties investment properties

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Book value	₩	3,961,680	667,739
Accumulated depreciation		(1,938,363)	(266,740)
Carrying amount	₩	2,023,317	400,999

Schedule of changes in Investment properties

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Balance as of January 1	₩	400,999	3,260,795	-
Transfer		1,903,601	(2,385,812)	3,483,371
Lease modification		16,640	(35,216)	-
Depreciation		(297,923)	(438,768)	(222,576)
Balance as of December 31	₩	2,023,317	400,999	3,260,795

Schedule of rental income recognized

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Depreciation	₩	297,923	438,768	222,576